JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.0% (a)
Alabama — 2.2%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	96
Alabama Federal Aid Highway Finance Authority Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	695	720
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility, Rev., 5.00%, 6/1/2025	300	303
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	225	232
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.51%, 12/5/2024 (c)	25,450	25,781
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025	50	50
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,319
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,676
Selma Industrial Development Board, International Paper Co. Projects Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,632
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.87%, 12/5/2024 (c)	10,000	10,220
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	26
University of West Alabama, General Fee, Rev., AGM, 4.00%, 1/1/2025	150	150
Water Works Board of the City of Birmingham (The) Series 2016 B, Rev., 5.00%, 1/1/2025 (b)	40	40
Total Alabama		46,245
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project
Series 2014 D-2, Rev., 5.00%, 12/1/2024 (b)	60	60
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	400	404
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.25%, 9/1/2027	1,400	1,421
Borough of North Slope, General Purpose Series 2021 C, GO, 4.00%, 6/30/2025	95	95
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	25	25
State of Alaska Series 2024 B, GO, 5.00%, 8/1/2028	1,000	1,079
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2027	2,000	2,029
Total Alaska		5,139
Arizona — 2.3%
Arizona Board of Regents, State University
Series 2021A, COP, 5.00%, 6/1/2025	30	30
Series 2015A, Rev., 5.00%, 7/1/2025	25	25
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	365	365
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	159
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Series 2016, Rev., 5.00%, 7/1/2025	40	41
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	4,000	4,264
City of Chandler Series 2014, GO, 4.00%, 7/1/2025	45	45
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2025	130	131
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	35	37
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	76
Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	336
City of Tucson Water System, Rev., 5.00%, 7/1/2025	50	51
County of Pima Sewer System
Rev., 5.00%, 7/1/2025	100	101

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2020B, COP, 5.00%, 7/1/2027	40	42
Gilbert Water Resource Municipal Property Corp. Series 2022, Rev., 5.00%, 7/15/2025	25	25
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2026	150	153
Series 2019 D, Rev., 5.00%, 5/15/2026 (d)	1,000	1,025
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,707
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (d)	250	266
Maricopa County Union High School District No. 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,270
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2019 A, Rev., 5.00%, 1/1/2027	385	404
Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,175
State of Arizona Lottery Series 2019, Rev., 5.00%, 7/1/2025 (b)	10,205	10,314
Total Arizona		48,212
Arkansas — 0.0% ^
Pulaski County Public Facilities Board, Baptist Health Series 2014, Rev., 5.00%, 12/1/2024 (b)	485	485
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	227
Series 2020A, Rev., 5.00%, 11/1/2027	200	211
Total Arkansas		989
California — 0.6%
Antelope Valley Community College District Series 2015, GO, 5.00%, 2/15/2025 (b)	115	116
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.78%, 12/5/2024 (c)	5,000	5,025
California Health Facilities Financing Authority, St. Joseph Health System Series 2013 A, Rev., 5.00%, 7/1/2025	125	125
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.80%, 4/1/2025 (d)	2,750	2,749
California Municipal Finance Authority, Waste Management, Inc. Project Series 2024A, Rev., AMT, 4.13%, 3/3/2025 (d)	1,000	1,001
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of Vernon Electric System
Series 2021 A, Rev., 5.00%, 10/1/2027	25	26
Series 2021 A, Rev., 5.00%, 4/1/2028	75	80
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (b)	90	93
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (b)	35	35
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	141
State of California, Various Purpose
GO, 5.00%, 12/4/2024	30	30
GO, 5.00%, 12/1/2027	2,205	2,359
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	40
Total California		11,895
Colorado — 2.1%
Adams and Arapahoe Joint School District 28J Aurora Series 2022, GO, 5.00%, 12/1/2024	75	75
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (b)	100	100
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J
Series 2014A, GO, 5.00%, 12/16/2024	35	35
Series 2016 C, GO, 5.00%, 12/15/2025 (b)	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	700	726
Series 2024B, GO, 5.00%, 8/1/2026	600	622
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025	40	41
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,568
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,287
City of Westminster, COP, 4.00%, 12/1/2024	110	110
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	65	66
Colorado Educational and Cultural Facilities Authority, University Denver Project, Rev., NATL-RE, 5.25%, 3/1/2025	515	517
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (d)	810	840
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	2,965	3,018
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	2,910	3,016
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (d)	2,600	2,606
Series 2019 A-2, Rev., 5.00%, 8/1/2028	25	27
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 0.70%, 12/2/2024 (d)	22,000	22,000
Series 2022C, Rev., 5.00%, 8/15/2028 (d)	300	320
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	35	35
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	225	227
Series 2017, Rev., 5.00%, 6/1/2027 (b)	70	74
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	70	71
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2024	35	35
Regional Transportation District Series 2015 A, COP, 5.00%, 6/1/2026	180	182
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	20	21
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2025	185	185
Series 2020A, Rev., 3.00%, 1/15/2026	110	109
Series 2020A, Rev., 5.00%, 7/15/2026	225	231
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2025	35	35
Series 2018L, COP, 5.00%, 3/15/2025	1,160	1,166
Series 2017K, COP, 5.00%, 3/15/2026	30	31
Series 2018 L, COP, 5.00%, 3/15/2026	50	51
Series 2020 A, COP, 5.00%, 9/1/2027	25	27
Series 2018 L, COP, 4.00%, 3/15/2029	20	21
University of Colorado
Series A, Rev., 5.00%, 6/1/2025 (b)	65	66
Series 2017A-2, Rev., 5.00%, 6/1/2027	50	53
University of Colorado, Enterprise System Series 2017A-2, Rev., 5.00%, 6/1/2025	30	30
Total Colorado		43,644
Connecticut — 0.3%
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	352

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
State of Connecticut
Series F, GO, 5.00%, 1/17/2025	20	20
Series G, GO, 5.00%, 1/17/2025	30	30
Series 2017 B, GO, 5.00%, 4/15/2025	150	151
Series F, GO, 5.00%, 11/15/2025	75	77
Series 2018 F, GO, 5.00%, 9/15/2028	735	796
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2019 A, Rev., 5.00%, 2/1/2025	85	85
Series 2015A, Rev., 5.00%, 3/1/2025	35	35
Series 2015A, Rev., 5.00%, 3/1/2026	40	40
State of Connecticut Special Tax
Series 2021D, Rev., 5.00%, 11/1/2026	100	104
Series B, Rev., 5.00%, 9/1/2028	140	145
Town of Wolcott, GO, BAN, 4.25%, 2/11/2025	4,500	4,508
University of Connecticut Series 2020A, Rev., 5.00%, 2/15/2025	40	40
Total Connecticut		6,383
Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,890
University of Delaware Series 2015, Rev., 5.00%, 5/1/2025 (b)	735	741
Total Delaware		6,631
District of Columbia — 0.7%
District of Columbia
Series 2021 D, GO, 4.00%, 2/1/2025	300	301
Series 2021 E, GO, 5.00%, 2/1/2025	50	50
Series 2017D, GO, 5.00%, 6/1/2025	90	91
Series 2024C, GO, 5.00%, 12/1/2027	5,000	5,350
Series 2024C, GO, 5.00%, 12/1/2028	2,000	2,182
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,105
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	4,100	4,166
District of Columbia Income Tax
Series 2019A, Rev., 5.00%, 3/1/2025	70	70
Series 2020 C, Rev., 5.00%, 5/1/2025	120	121
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	56
Series 2015, Rev., 5.00%, 7/15/2026	100	102
Series 2015, Rev., 5.00%, 7/15/2027	50	51
Series 2015, Rev., 5.00%, 7/15/2028	170	173
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	103
District of Columbia, National Public Radio, Inc. Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	26
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2025	160	162

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2017B, Rev., 5.00%, 7/1/2027	170	179
Series A-1, Rev., 5.00%, 7/1/2028	375	394
Total District of Columbia		15,702
Florida — 3.5%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	65	69
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	25
Series 2021, Rev., AGM, 5.00%, 7/1/2025	500	506
Series 2019B, Rev., 5.00%, 7/1/2026	40	41
Series 2016 B, Rev., 5.00%, 7/1/2028	685	708
City of Fort Myers Utility System Series 2020 A, Rev., AGM, 5.00%, 10/1/2025	70	71
City of Gainesville, Utilities System
Series 2017 A, Rev., 5.00%, 10/1/2028	765	810
Series B, Rev., 5.00%, 10/1/2029	225	225
City of Jacksonville Series 2015, Rev., 5.00%, 10/1/2027	325	330
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	65	68
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029	1,000	1,011
County of Lee, Transportation Facilities Series 2014, Rev., AGM, 5.00%, 1/6/2025	100	100
County of Miami-Dade
Series 2016 B, Rev., 5.00%, 4/1/2025	115	116
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	130
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	35	36
Series A, Rev., 5.00%, 10/1/2027	150	155
Series A, Rev., 5.00%, 10/1/2028	265	274
Series A, Rev., 5.00%, 10/1/2029	155	160
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,009
Rev., 5.00%, 7/1/2026	955	964
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	53
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.20%, 12/2/2024 (d)	10,000	10,000
Duval County Public Schools Series 2022A, COP, AGM, 5.00%, 7/1/2027	25	26
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	200
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025	160	162
Series 2017 A, Rev., 5.00%, 7/1/2027	75	79
Series 2019 B, Rev., 5.00%, 7/1/2027	45	48
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	80	83
Series 2018A, COP, 5.00%, 11/1/2026	565	588
Series 2018 A, COP, 5.00%, 11/1/2027	1,805	1,916
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,785
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (d)	2,510	2,525

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025	1,075	1,091
Series 2016A, Rev., 5.00%, 10/1/2026	55	57
Series 2017 A, Rev., 5.00%, 10/1/2026	20	21
Series 2016A, Rev., 5.00%, 10/1/2027	70	72
Series 2017 A, Rev., 5.00%, 10/1/2027	345	364
Series 2019 A, Rev., 5.00%, 10/1/2027	180	190
Series 2018A, Rev., 4.00%, 10/1/2028	240	246
Series 2016A, Rev., 5.00%, 10/1/2028	665	687
Series 2016A, Rev., 5.00%, 10/1/2029	2,100	2,168
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	75	79
Series 2017B, Rev., 5.00%, 10/1/2029	25	26
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	30	31
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Manatee County School District
GO, TAN, 4.50%, 2/27/2025	16,000	16,049
Series 2017, Rev., AGM, 5.00%, 10/1/2029	20	21
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority, Toll System
Series 2014 A, Rev., 5.00%, 7/1/2027	190	190
Series 2016A, Rev., 5.00%, 7/1/2028	100	103
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,276
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,716
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026	185	192
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (b)	130	132
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,200	4,350
Series 2017B, COP, 5.00%, 8/1/2027	2,130	2,250
Series 2017 C, COP, 5.00%, 8/1/2028	85	91
Palm Beach County Housing Finance Authority Series 2023, Rev., 5.00%, 4/1/2025 (d)	300	302
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025	270	274
Series 2018A, COP, 5.00%, 8/1/2026	55	57
Series 2022B, COP, 5.00%, 8/1/2026	60	62
Series 2017A, COP, 5.00%, 8/1/2027	110	116
Series 2018B, COP, 5.00%, 8/1/2027	375	397
Palm Beach County Solid Waste Authority Series 2015, Rev., 5.00%, 10/1/2025	250	252
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025	835	845
Series 2022A, COP, 5.00%, 8/1/2027	80	84
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	1,000	1,001
Series 2019B, COP, 5.00%, 1/1/2026	85	87

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2025	160	160
Series 2015A, COP, 5.00%, 5/1/2025	365	368
Series 2015C, COP, 5.00%, 5/1/2025	2,430	2,449
Series 2014D, COP, 5.00%, 11/1/2025	235	235
Series 2015D, COP, 5.00%, 2/1/2026	195	200
Series 2015A, COP, 5.00%, 5/1/2026	215	217
Series 2014D, COP, 5.00%, 11/1/2026	110	110
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,352
Series 2015A, COP, AGM, 5.00%, 5/1/2027	440	443
Series 2015B, COP, 5.00%, 5/1/2027	365	368
Series 2015A, COP, 5.00%, 5/1/2028	25	25
Series 2015D, COP, 5.00%, 5/1/2028	45	45
Series 2012A, COP, 4.00%, 8/1/2028	150	150
Series 2014D, COP, 5.00%, 11/1/2028	95	95
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025	410	415
Series A, COP, 5.00%, 7/1/2028	75	77
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	110	112
State of Florida Board of Education, Public Education Capital Outlay
Series 2019 D, GO, 5.00%, 6/1/2025	80	81
Series 2023A, GO, 5.00%, 6/1/2026	50	52
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	52
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025	25	25
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	60	65
State of Florida Department of Transportation Turnpike System Series 2016 B, Rev., 5.00%, 7/1/2025	80	81
State of Florida Lottery
Series 2017 A, Rev., 5.00%, 7/1/2025	170	172
Series 2017 A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay
Series 2022 B, GO, 5.00%, 6/1/2025	50	51
Series 2020 A, GO, 5.00%, 6/1/2027	105	111
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	80
Total Florida		73,375
Georgia — 1.0%
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,579
Bartow County Development Authority, Georgia Power Co. Plant Series 2013-1, Rev., 2.88%, 8/19/2025 (d)	13,500	13,449
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35	35
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,000	1,087
Clarke County Hospital Authority, Pidemont Healthcare Series 2016 A, Rev., 5.00%, 7/1/2029	25	26
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	31

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,258
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026	125	126
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,394
Main Street Natural Gas, Inc., Gas Supply Series 2021C, Rev., 4.00%, 12/1/2024	750	750
Paulding County School District Series 2014, GO, 5.00%, 2/1/2025 (b)	100	100
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Total Georgia		20,960
Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026	20	21
Series D, GO, 5.00%, 9/1/2026	70	73
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 5.00%, 7/1/2025 (b)	25	25
County of Hawaii Series A, GO, 5.00%, 9/1/2027	50	51
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027	75	79
Series FH, GO, 5.00%, 10/1/2028	70	73
Total Hawaii		322
Idaho — 0.1%
Idaho State Building Authority, Sales Tax Series 2024 A, Rev., 5.00%, 6/1/2025	3,000	3,030
Illinois — 5.2%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,041
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	200	200
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2025	225	225
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2025	100	100
Series B, Rev., 5.00%, 1/1/2025	2,915	2,918
Series C, Rev., 5.00%, 1/1/2025	40	40
Series E, Rev., 5.00%, 1/1/2025	170	170
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	20
Series C, Rev., 5.00%, 1/1/2028	575	586
Series C, Rev., 5.00%, 1/1/2028	40	42
Series C, Rev., 5.00%, 1/1/2029	445	453
Chicago O'Hare International Airport, Passenger Facility Charge Series 2012B, Rev., AMT, 4.00%, 12/2/2024	600	600
City of Chicago Wastewater Transmission, Second Lien Series 2008C, Rev., 5.00%, 1/1/2025 (b)	150	150
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	135	135
City of Decatur, GO, 4.00%, 3/1/2025	25	25
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025	385	387
City of Springfield Electric, Senior Line Series 2015, Rev., 5.00%, 3/1/2025	45	45
City of Springfield, Electric System, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025	435	437
Cook County School District No. 102, La Grange, Limited Tax, GO, AGM, 4.00%, 12/15/2024	930	930
Cook County School District No. 160, Country Club Hills Series 2020A, GO, 4.00%, 12/1/2024	255	255
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax Series 2020, GO, AGM, 4.00%, 12/15/2024	580	580

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
County of Cook
Series 2022 A, GO, 5.00%, 11/15/2025	1,955	1,989
Series 2021B, GO, 4.00%, 11/15/2026	175	178
Series 2021 A, GO, 5.00%, 11/15/2026	70	73
Series 2016 A, GO, 5.00%, 11/15/2028	45	47
County of Cook, Sales Tax Series 2022 A, Rev., 5.00%, 11/15/2025	45	46
Du Page County High School District No. 88 Series 2016, GO, 5.00%, 1/15/2025	65	65
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033	10	10
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (d)	6,000	6,008
Illinois Development Finance Authority, United Community and Housing Development Corp. Series 1991 B, Rev., Zero Coupon, 7/15/2025 (b)	4,720	4,624
Illinois Educational Facilities Authority, University of Chicago Medical Center Series 2009D-1, Rev., VRDO, LOC : TD Bank NA, 0.55%, 12/2/2024 (d)	10,000	10,000
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025	45	45
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 7/1/2025	45	46
Series 2019, Rev., 5.00%, 1/1/2027	240	251
Series 2019, Rev., 5.00%, 7/1/2027	250	265
Series 2020, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	85
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025	25	26
Series 2017A, Rev., 5.00%, 7/15/2026	270	279
Illinois Finance Authority, Plymouth Place, Inc.
Series 2015, Rev., 5.00%, 5/15/2025 (b)	2,750	2,772
Series 2015, Rev., 5.25%, 5/15/2025 (b)	1,530	1,544
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.56%, 12/5/2024 (c)	1,125	1,112
Illinois Finance Authority, Presence Health Network
Series 2016 C, Rev., 5.00%, 2/15/2025	395	396
Series 2016 C, Rev., 5.00%, 2/15/2027	45	47
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	440	443
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	21
Series 2017, Rev., 5.00%, 1/1/2026	95	97
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016 A, Rev., 5.00%, 8/15/2026 (b)	35	36
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,110	1,145
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	107
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	1,500	1,565
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,354
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,353
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	140	140
Series 2015A, Rev., 5.00%, 2/1/2026	100	101

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	170	178
Series 2019C, Rev., 5.00%, 1/1/2027	75	78
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
McHenry County Conservation District Series 2014, GO, 5.00%, 2/1/2025	60	60
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	175	182
Series 2016 A, Rev., 5.00%, 12/1/2029	1,185	1,233
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 6/1/2025 (b)	830	837
Regional Transportation Authority Series 2017 A, Rev., 5.00%, 7/1/2028	260	274
State of Illinois
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2014, GO, AGM - CR, 5.00%, 1/14/2025	940	942
Series 2022B, GO, 5.00%, 3/1/2025	495	497
GO, 5.50%, 5/1/2025	2,695	2,720
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,025
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,912
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	250	254
Series 2017A, GO, 5.00%, 12/1/2025	250	255
GO, 5.00%, 2/1/2026	570	582
GO, 5.50%, 5/1/2026	5,000	5,165
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,230
Series 2017D, GO, 5.00%, 11/1/2026	940	973
Series 2016, GO, 5.00%, 2/1/2027	150	156
Series 2021 B, GO, 5.00%, 3/1/2027	125	130
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	94
Series 2018 A, GO, 5.00%, 10/1/2027	160	168
Series 2017D, GO, 5.00%, 11/1/2027	1,160	1,222
Series 2022B, GO, 5.00%, 3/1/2028	50	53
Series 2016, GO, 5.00%, 6/1/2028	1,095	1,122
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,103
Series 2017 A, GO, 5.00%, 12/1/2028	90	94
Series 2016, GO, 5.00%, 2/1/2029	35	36
Series 2018A, GO, 5.00%, 5/1/2029	225	238
Series 2017C, GO, 5.00%, 11/1/2029	30	31
State of Illinois, Sales Tax
Series 2018A, Rev., 5.00%, 6/15/2025	2,600	2,624
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	26
University of Illinois Series 2023 A, Rev., 5.00%, 4/1/2027	50	53
University of Illinois, Auxiliary Facilities System
Series 2023 A, Rev., 5.00%, 4/1/2025	150	151
Series 2023 A, Rev., 5.00%, 4/1/2026	1,550	1,590

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,315	1,341
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026	30	31
Total Illinois		110,772
Indiana — 2.8%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 12/17/2024	1,200	1,201
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,476
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,934
Danville Multi-School Building Corp., Rev., BAN, 4.50%, 12/15/2024	4,200	4,202
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	222
Series 2020B, Rev., 4.00%, 7/15/2026	235	238
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	115	116
Indiana Finance Authority, Community Foundation Of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	2,065	2,131
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	55	58
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,610
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2014 A, Rev., 5.00%, 12/1/2024	125	125
Series 2016A, Rev., 5.00%, 12/1/2024	1,125	1,125
Series 2016A, Rev., 5.00%, 12/1/2025	165	168
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,399
Indiana Finance Authority, Parkview Health System, Inc. Series 2017 A, Rev., 5.00%, 11/1/2025	250	254
Indiana Finance Authority, Stadium Project
Series 2022 A, Rev., 5.00%, 2/1/2025	60	60
Series 2022 A, Rev., 5.00%, 2/1/2026	40	41
Indiana Finance Authority, State Revolving Program
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	320	321
Series 2015A, Rev., 5.00%, 2/1/2025	50	50
Series 2018 A, Rev., 5.00%, 2/1/2025	45	45
Series 2021 B, Rev., 5.00%, 2/1/2025	550	552
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 0.65%, 12/2/2024 (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	375	376
Series 2014A, Rev., 5.00%, 1/1/2026	75	75
Series 2016 C, Rev., 5.00%, 1/1/2026	55	56
Series 2014A, Rev., 5.00%, 1/1/2027	160	160
Series 2014A, Rev., 5.00%, 1/1/2028	50	50
Series 2016 C, Rev., 5.00%, 1/1/2029	150	155
Indianapolis Local Public Improvement Bond Bank, Courthouse And Jail Project Series 2019A, Rev., 5.00%, 2/1/2025	100	100
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 1/15/2025	700	701
Series 2024, Rev., 5.00%, 7/15/2025	1,050	1,061
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Tippecanoe School Corp.
Series 2024 A, GO, 5.00%, 7/15/2025 (e)	2,150	2,172
Series 2024 B, GO, 5.00%, 7/15/2025 (e)	2,225	2,248

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2024 A, GO, 5.00%, 1/15/2026 (e)	2,830	2,888
Series 2024 B, GO, 5.00%, 1/15/2026 (e)	2,830	2,888
Total Indiana		59,316
Iowa — 2.3%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	12,400	12,505
County of Polk Series 2019, GO, 4.00%, 6/1/2025	65	65
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.20%, 12/10/2024 (d)	15,200	15,200
Iowa Finance Authority, State Revolving Series 2016, Rev., 5.00%, 8/1/2026	95	99
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,602
Total Iowa		49,471
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,017
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (d)	3,800	4,077
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025	20	20
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	30	32
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		8,148
Kentucky — 0.8%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (d) (f)	8,500	8,503
County of Trimble Series 2023 A, Rev., AMT, 4.70%, 6/1/2027 (d)	1,000	1,022
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	35
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	86
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	105	109
Series B, Rev., 5.00%, 11/1/2027	85	88
Series B, Rev., 5.00%, 11/1/2028	305	317
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	25	26
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	197
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2029	55	61
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000	1,081
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	101
Series B, Rev., 5.00%, 7/1/2027	125	132
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,752
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025	100	102
University of Kentucky, General Receipts
Series 2015 B, Rev., 5.00%, 10/1/2026	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027	70	70
Total Kentucky		16,794

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — 1.9%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	26
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	78
East Baton Rouge Sewerage Commission
Series 2014B, Rev., 4.00%, 2/1/2025 (b)	100	100
Series 2014B, Rev., 5.00%, 2/1/2025 (b)	330	331
Series 2019 B, Rev., 5.00%, 2/1/2025	40	40
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects, Rev., AMT, VRDO, 1.00%, 12/2/2024 (d)	5,000	5,000
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (f)	8,600	8,672
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (b)	60	60
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026	80	82
State of Louisiana
Series D-1, GO, 5.00%, 12/2/2024	35	35
Series 2023 A, GO, 5.00%, 4/1/2027	680	716
Series 2024 E, GO, 5.00%, 9/1/2028	1,600	1,732
Series 2024 E, GO, 5.00%, 9/1/2029	1,000	1,102
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	22,770	22,897
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 5.00%, 5/1/2025 (b)	85	86
Total Louisiana		40,977
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	257
Maine Turnpike Authority Series 2015, Rev., 5.00%, 7/1/2026	50	50
State of Maine Series 2017 B, GO, 5.00%, 6/1/2025	75	76
Total Maine		383
Maryland — 0.2%
County of Anne Arundel Series 2015, GO, 5.00%, 4/1/2025	75	76
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2025	75	76
County of Howard
Series 2017 D, GO, 5.00%, 2/15/2025	50	50
Series 2017 A, GO, 5.00%, 2/15/2027	45	47
County of Montgomery Series 2018 A, GO, 5.00%, 11/1/2026	75	78
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000	1,020
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2020B-1, Rev., 5.00%, 7/1/2025 (d)	500	501
Maryland Stadium Authority, Baltimore City Public School Program Series 2016, Rev., 5.00%, 5/1/2025	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025	75	76
State of Maryland
Series 2020A, GO, 5.00%, 3/15/2025	60	61
Series B, GO, 4.00%, 6/1/2025	230	230
Series 2021A, GO, 5.00%, 8/1/2026	135	140
Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026	250	252
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025	250	250

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Series 2018, Rev., 5.00%, 10/1/2027	50	52
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026	40	41
Series 2019 B, Rev., 5.00%, 4/1/2026	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027	100	105
Total Maryland		3,317
Massachusetts — 3.8%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025	1,900	1,915
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025	2,200	2,215
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025	7,208	7,287
Commonwealth of Massachusetts
Series 2017D, GO, 5.00%, 7/1/2025	655	664
Series C, GO, AGM, 5.25%, 11/1/2026	50	52
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,217
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2025	30	30
Series 2023 B, GO, 5.00%, 10/1/2026	40	42
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	11,615	11,649
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 0.60%, 12/2/2024 (d)	15,000	15,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026	75	78
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-2, Rev., 5.00%, 1/30/2025 (d)	505	506
Series O-2, Rev., 5.00%, 7/1/2025 (b)	30	30
Series O-2, Rev., 5.00%, 7/1/2026	50	51
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35	36
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	80	83
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (b)	80	80
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025	4,900	4,931
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025	2,600	2,618
Spencer East Brookfield Regional School District, GO, BAN, 4.50%, 5/22/2025	3,400	3,423
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025	7,554	7,634
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	7,300	7,376
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025	5,800	5,851
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	2,500	2,508
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025	35	35
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025	4,400	4,429
Total Massachusetts		80,740
Michigan — 3.4%
City of Gladstone, Capital Improvement, Limited Tax, GO, AGM, 3.00%, 3/1/2025	275	275
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	216
GO, AGM, 4.00%, 5/1/2026	220	223

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
GO, AGM, 4.00%, 5/1/2027	210	215
Grand Valley State University Series 2014B, Rev., 5.00%, 12/2/2024	1,840	1,840
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018 A, Rev., 5.00%, 7/1/2027	25	26
Series 2018 A, Rev., 5.00%, 7/1/2028	100	108
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	50	50
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	25
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,322
Rev., 5.00%, 11/15/2027	760	787
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	149
Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,012
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2024	275	275
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	4,470	4,482
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028	45	48
Michigan State Building Authority Series 2016 I, Rev., 5.00%, 4/15/2025	175	176
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.96%, 12/10/2024 (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025	25	25
Series 2019 I, Rev., 5.00%, 4/15/2025	315	317
Series 2016 I, Rev., 5.00%, 4/15/2026	45	46
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2024	110	110
Series 2008C, Rev., 5.00%, 12/1/2025	100	102
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	7,750	7,747
Series 2024A, Rev., 3.70%, 4/1/2030	9,000	9,047
Michigan State University
Series 2019 B, Rev., 5.00%, 2/15/2025	575	577
Series 2023A, Rev., 5.00%, 2/15/2025	50	50
Series 2020 A, Rev., 5.00%, 8/15/2027	80	85
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (d)	1,300	1,300
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025	25	25
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.46%, 12/2/2024 (d) (f)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	80	81
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025	120	120
State of Michigan, Environmental Program
Series 2014A, GO, 5.00%, 12/1/2024	40	40
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Wayne State University Series 2015A, Rev., 5.00%, 12/3/2024	625	625
Total Michigan		72,992
Minnesota — 0.2%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	115	118
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,145	1,146

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	318
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	52
Series A, Rev., 5.00%, 1/1/2027	80	84
Series A, Rev., 5.00%, 1/1/2029	35	37
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026	30	31
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027	1,250	1,314
Series 2019 B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydrelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026	40	41
Total Minnesota		3,178
Mississippi — 1.3%
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,725
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,479
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010 H, Rev., VRDO, 0.95%, 12/2/2024 (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029	1,500	1,627
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020 A-1, Rev., 5.00%, 9/1/2025 (d)	7,000	7,027
State of Mississippi
Series 2015 F, GO, 4.00%, 11/1/2025 (b)	795	804
Series 2016 B, GO, 5.00%, 12/1/2026 (b)	500	522
Total Mississippi		28,184
Missouri — 2.1%
City of Kansas City
Series 2022A, GO, 5.00%, 2/1/2025	190	191
Series 2018 A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	42
Series 2017 C, Rev., 5.00%, 9/1/2028	175	184
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	25
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	251
City of St. Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Peters, COP, 4.00%, 5/1/2025	425	426
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028	1,000	1,087
Series 2024, Rev., 5.00%, 11/1/2029	2,500	2,766
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (d)	1,000	1,062
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group, Rev., 5.00%, 5/15/2025	1,135	1,143
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	21
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 0.70%, 12/2/2024 (d)	29,400	29,400
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	70	72

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025	120	121
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	195	195
Series 2014A, Rev., 5.00%, 1/1/2025 (b)	75	75
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029	50	50
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	7,250	7,295
Total Missouri		44,550
Nebraska — 0.6%
City of Omaha Series 2004, GO, 5.25%, 4/1/2025	50	50
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,672
Douglas County Hospital Authority No. 2, Rev., 5.00%, 5/15/2025	2,585	2,603
Douglas County Hospital Authority No. 2, Health Facilities, Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2025	150	150
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	60	61
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	128
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha Public Power District Nebraska City Station Unit 2 Series 2015A, Rev., 5.00%, 2/1/2025	500	501
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,982
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2025	95	95
Total Nebraska		12,469
Nevada — 0.3%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027	685	712
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	222
Series 2016A, GO, 5.00%, 6/15/2025	280	283
Series 2017 A, GO, 5.00%, 6/15/2025	295	298
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	77
Series 2016B, GO, 5.00%, 6/15/2027	80	84
Series 2017A, GO, 5.00%, 6/15/2027	190	201
Series 2018A, GO, 5.00%, 6/15/2027	150	158
Series 2015 D, GO, 5.00%, 6/15/2028	140	143
Series 2017A, GO, 5.00%, 6/15/2028	115	121
Series 2018A, GO, 5.00%, 6/15/2029	60	64
Clark County Water Reclamation District, Limited Tax Series 2023, GO, 5.00%, 7/1/2025	30	30
County of Clark
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,045
Series 2018 B, GO, 5.00%, 12/1/2026	50	52
Series 2017, Rev., 5.00%, 7/1/2027	20	21

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	76
County of Clark, Highway Improvement Series 2017, Rev., 5.00%, 7/1/2025	25	25
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Series 2019, Rev., 5.00%, 7/1/2025	100	101
County of Clark, Limited Tax Series 2017, GO, 5.00%, 6/1/2025	30	30
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2025	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027	25	26
Las Vegas Valley Water District Series 2017 A, GO, 5.00%, 2/1/2025	40	40
Las Vegas Valley Water District, Limited Tax Series 2015, GO, 5.00%, 12/1/2024	1,000	1,000
State of Nevada, Capital Improvement Series 2023A, GO, 5.00%, 5/1/2025	85	86
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015D, GO, 5.00%, 4/1/2026	75	76
Series 2019 A, GO, 5.00%, 5/1/2027	85	90
State of Nevada, Water Pollution Control Series 2019 E, GO, 5.00%, 8/1/2027	30	32
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2025	100	101
Total Nevada		5,265
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,514
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027	30	32
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	20	20
Total New Hampshire		2,566
New Jersey — 9.6%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	103
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.50%, 5/28/2025	8,100	8,163
Rev., GTD, 4.00%, 10/16/2025	20,000	20,179
Borough of Carlstadt, GO, BAN, 4.50%, 5/2/2025	7,700	7,742
Borough of East Rutherford, GO, BAN, 4.25%, 4/4/2025	8,450	8,483
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025	2,100	2,114
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	3,100	3,123
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	2,200	2,222
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025	2,944	2,965
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,000	5,049
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	4,600	4,640
Borough of Ramsey, GO, BAN, 4.50%, 2/28/2025	4,450	4,457
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	1,900	1,907
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	2,400	2,409
Borough of Upper Saddle River, GO, BAN, 4.25%, 3/21/2025	2,500	2,505
Borough of Woodland Park, GO, BAN, 4.50%, 5/1/2025	4,900	4,928
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025	3,300	3,314
Series 2024 C, Rev., 4.50%, 8/5/2025	5,000	5,047
Series 2024 D, Rev., RAN, 4.25%, 12/11/2025 (e)	4,300	4,344
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025	8,135	8,226
Gloucester County Improvement Authority (The), Rowan University Project, Rev., 4.00%, 2/27/2025	1,450	1,451
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	900	927

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series WW, Rev., 5.25%, 6/15/2025 (b)	20	20
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,524
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (f)	2,500	2,596
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,471
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Rev., 5.00%, 7/1/2025	80	80
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,175
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	422
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 1/15/2025	420	421
Series 2023AA, Rev., 5.00%, 6/15/2025	45	45
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,906
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026	19,000	19,264
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017 A, Rev., 5.00%, 1/1/2029	100	105
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026	350	363
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,064
Series 2020 A, GO, 5.00%, 6/1/2027	110	116
State of New Jersey, Various Purpose, GO, 5.00%, 6/1/2025 (b)	25	25
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2025	1,955	1,968
Series 2018A, Rev., 5.00%, 6/1/2026	110	113
Series 2018A, Rev., 5.00%, 6/1/2028	1,000	1,057
Series 2018A, Rev., 5.00%, 6/1/2029	180	190
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	4,300	4,305
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	5,920	5,978
Township of Brick, GO, BAN, 4.25%, 3/19/2025	4,000	4,012
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025	7,219	7,282
Township of Edison, Water Utility Series 2024 B, GO, BAN, 4.00%, 11/6/2025	8,860	8,946
Township of Medford Series 2024 A, GO, BAN, 4.25%, 9/25/2025	10,290	10,382
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	5,225	5,264
Township of North Bergen, GO, BAN, 4.25%, 4/22/2025	110	110
Township of Ocean, GO, BAN, 4.50%, 5/28/2025	2,837	2,855
Township of Piscataway, GO, 5.00%, 12/1/2024	40	40
Township of Readington, GO, BAN, 4.25%, 9/30/2025	2,100	2,120
Township of Scotch Plains, GO, BAN, 4.50%, 1/17/2025	4,100	4,104
Township of Woodbridge
GO, BAN, 4.00%, 3/14/2025	350	351
GO, BAN, 4.00%, 10/10/2025	7,200	7,264
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025	20	20
Total New Jersey		204,502
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026	50	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
City of Albuquerque Series 2021 B, GO, 5.00%, 7/1/2025	40	41
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	50	53
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	190	192
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025	65	65
State of New Mexico Severance Tax Permanent Fund
Series A, Rev., 5.00%, 7/1/2025	690	698
Series 2018A, Rev., 5.00%, 7/1/2027	25	26
Total New Mexico		1,126
New York — 19.7%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025	2,900	2,918
Candor Central School District, GO, BAN, 4.50%, 7/25/2025	2,000	2,015
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025	3,000	3,020
City of Auburn, GO, BAN, 4.25%, 8/14/2025	17,700	17,831
City of Hudson, GO, BAN, 4.50%, 6/20/2025	3,000	3,019
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	1,820	1,832
City of Long Beach Series 2024 B, GO, BAN, 4.25%, 9/26/2025	9,175	9,234
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	35	36
City of New York, Fiscal Year 2015
Series 2015C, GO, 5.00%, 8/1/2026	60	60
Series 2015D, GO, 5.00%, 8/1/2026	150	150
Series 2015C, GO, 5.00%, 8/1/2028	45	45
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	75	78
Series 2019 E, GO, 5.00%, 8/1/2027	135	143
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	208
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	160	166
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	881
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,082
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	3,600	3,607
City of Oneida, GO, BAN, 4.50%, 3/28/2025	8,053	8,092
City of Troy, GO, BAN, 4.50%, 7/25/2025	13,500	13,603
Clifton-Fine Central School District, GO, BAN, 4.25%, 7/31/2025	4,600	4,630
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025	4,900	4,933
County of Westchester Series 2018 A, GO, 5.00%, 12/1/2024	200	200
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025	2,000	2,014
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025	4,100	4,129
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	21,000	21,146
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025	4,500	4,532
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025	5,400	5,443
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025	150	151
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	14,600	14,719
Highland Central School District, GO, BAN, 4.50%, 6/27/2025	6,600	6,645
Hornell City School District, GO, BAN, 4.50%, 6/27/2025	2,400	2,416
Hudson Yards Infrastructure Corp., Second Indenture Series 2022 A, Rev., 5.00%, 2/15/2026	45	46
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025	2,000	2,011
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025	4,100	4,132

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025	5,700	5,748
Liverpool Central School District Series 2024 B, GO, BAN, 4.25%, 9/19/2025	6,412	6,469
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	25,000	24,440
Series 2019 A, Rev., 5.00%, 9/1/2025	30	30
Series 2023 F, Rev., 5.00%, 9/1/2027	20	21
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025	6,100	6,142
Madison Central School District, GO, BAN, 4.50%, 6/20/2025	2,100	2,115
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	6,000	6,041
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	7,300	7,360
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.54%, 12/2/2024 (c)	590	589
Series 2016B, Rev., 4.00%, 11/15/2025	40	40
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	4,750	4,782
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.75%, 12/2/2024 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026	160	160
Series 2016 S-1, Rev., 5.00%, 7/15/2026	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	99
Series C, Rev., 5.00%, 11/1/2026	80	82
Series B1, Rev., 5.00%, 11/1/2028	5,030	5,122
Series 2017 A-1, Rev., 5.00%, 5/1/2029	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	111
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.85%, 12/2/2024 (d)	15,000	15,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 0.75%, 12/2/2024 (d)	30,000	30,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	3,600	3,803
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	3,265	3,526
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,000	2,197
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 0.70%, 12/2/2024 (d)	15,000	15,000
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	1,800	1,832
Series 2018 1, Rev., 5.00%, 1/15/2026	20	21
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,000	1,041
New York State Dormitory Authority, Court Facilities Lease Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025	340	344
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	30	30
New York State Dormitory Authority, New York University
Series 2017 A, Rev., 5.00%, 7/1/2028	25	26
Series 2017 A, Rev., 5.00%, 7/1/2029	70	74
New York State Dormitory Authority, Sales Tax
Series 2017 A, Rev., 5.00%, 3/15/2025 (b)	45	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2018A, Rev., 5.00%, 3/15/2025 (b)	70	70
Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,100	1,174
New York State Dormitory Authority, State Personal Income Tax
Series 2019 D, Rev., 4.00%, 2/15/2025 (b)	40	40
Series 2015B, Rev., 5.00%, 2/15/2025 (b)	50	50
Series 2016 A, Rev., 5.00%, 2/15/2025 (b)	70	70
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025	125	126
Series 2016 D, Rev., 5.00%, 2/15/2026 (b)	50	52
Series 2017 B GRP 1, Rev., 5.00%, 2/15/2026 (b)	65	67
Series 2021 A, Rev., 5.00%, 3/15/2027 (b)	180	190
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2017 A, Rev., 5.00%, 2/15/2025 (b)	490	492
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2025 (b)	400	402
Series 2016 A, Rev., 5.00%, 9/15/2026 (b)	85	89
Series 2016 A, Rev., 5.00%, 3/15/2028	35	36
New York State Housing Finance Agency, State Personal Income Tax Series 2024 A-2, Rev., 3.35%, 6/15/2025 (d)	2,000	2,003
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2025	315	315
Series L, Rev., 5.00%, 1/1/2025	65	65
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	2,200	2,217
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025	3,000	3,023
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025	7,100	7,153
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026	8,250	8,483
Series 189, Rev., 5.00%, 5/1/2028	40	40
Series 189, Rev., 5.00%, 11/1/2028	75	76
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025	7,000	7,075
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025	2,600	2,619
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025	2,600	2,620
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025	3,400	3,419
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	2,500	2,509
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	2,400	2,422
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	2,440	2,443
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	12,000	12,132
Town of Milton, GO, BAN, 4.50%, 7/25/2025	3,900	3,928
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025	7,500	7,559
Town of Wawarsing
GO, RAN, 4.25%, 3/13/2025	2,400	2,404
GO, BAN, 4.50%, 7/24/2025	3,400	3,423
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026	75	78
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,105
Series A, Rev., 5.00%, 11/15/2027	50	53
Village of Farmingdale
Series l, GO, BAN, 4.25%, 1/30/2025	3,475	3,480
Series 2024 B, GO, BAN, 4.25%, 9/25/2025	5,700	5,755

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025	4,045	4,084
Village of Johnson City Series 2024 C, GO, BAN, 4.25%, 9/26/2025	12,425	12,499
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025	1,900	1,912
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025	12,000	12,102
Total New York		419,049
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,076
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 3.25%, 6/15/2027 (d)	480	481
City of Charlotte
Series 2015C, COP, 5.00%, 12/1/2024 (b)	105	105
Series 2019 A, GO, 5.00%, 6/1/2025	25	25
City of Charlotte Airport Series 2021A, Rev., 5.00%, 7/1/2025	50	51
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,755
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026	3,000	3,030
County of Guilford Series 2016 A, GO, 5.00%, 2/1/2025	20	20
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	209
County of Mecklenburg
Series 2017 A, GO, 5.00%, 4/1/2025	350	352
Series 2013A, GO, 5.00%, 12/1/2025	1,000	1,022
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	36
North Carolina Eastern Municipal Power Agency
Series 1993 B, Rev., NATL - RE, 6.00%, 1/1/2025 (b)	20	20
Series 1993 B, Rev., 6.00%, 1/1/2026 (b)	165	170
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (d)	4,000	3,983
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,000	1,019
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	3,490	3,522
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	66
Series 2016 A, Rev., 5.00%, 1/1/2028	265	273
Series 2016 A, Rev., 5.00%, 1/1/2029	250	257
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026	50	52
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025	135	136
Series 2020B, Rev., 5.00%, 5/1/2026	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	25	25
Series 2016 B, GO, 5.00%, 6/1/2025	360	364
Series 2018 A, GO, 5.00%, 6/1/2026	20	21
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
Series 2015, Rev., 5.00%, 3/1/2029	35	35
State of North Carolina, Limited Obligation
Series 2017 B, Rev., 5.00%, 5/1/2025	50	50
Series 2017 B, Rev., 5.00%, 5/1/2029	525	551
Total North Carolina		19,183

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 3.0%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	107
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025	1,000	1,006
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2020A, Rev., 5.00%, 2/15/2025	185	186
Series 2020A, Rev., 5.00%, 2/15/2027	310	324
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	120	120
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2024	275	275
City of Columbus, Various Purpose Series 2016-1, GO, 5.00%, 7/1/2025	330	334
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	2,000	2,001
City of Huber Heights, GO, BAN, 4.50%, 7/10/2025	1,800	1,813
City of New Albany, GO, BAN, 4.00%, 9/10/2025	10,000	10,059
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025	1,000	1,007
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026	125	129
County of Allen Hospital Facilities Series 2017 A, Rev., 5.00%, 8/1/2027	300	316
County of Cuyahoga
Series 2020 D, Rev., 5.00%, 12/1/2025	125	127
Series 2020 D, Rev., 5.00%, 12/1/2026	40	42
County of Cuyahoga, Convention Hotel Project
Series 2014, COP, 5.00%, 2/7/2025	315	316
COP, 5.00%, 12/1/2025	5,500	5,595
COP, 5.00%, 12/1/2026	4,220	4,384
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	110	115
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton Sewer System, Metropolitan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2024	1,750	1,750
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	80	84
County of Lake, GO, 4.00%, 9/24/2025	3,000	3,019
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	1,680	1,686
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	3,840	3,863
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	438
Dublin City School District, GO, BAN, 5.00%, 12/18/2024	1,525	1,525
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	1,400	1,412
New Albany Plain Local School District Series 2021 A, GO, 4.00%, 12/1/2024	65	65
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	2,000	1,986
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026	25	26
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2015A, Rev., 5.00%, 12/1/2024	50	50
Series 2018, Rev., 5.00%, 12/1/2029	40	42
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025	25	26
Series 2021 A, Rev., 5.00%, 12/1/2026	200	209
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2025	25	25
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020 B, Rev., 5.00%, 12/1/2025	125	128
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2025	90	91
State of Ohio
Series 2016A, Rev., 5.00%, 2/1/2025	155	155
Series A, Rev., 5.00%, 4/1/2025	45	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70	70
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2017 V, GO, 5.00%, 10/1/2026	100	104
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 0.75%, 12/2/2024 (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026	115	120
Series 2017B, GO, 5.00%, 9/15/2026	50	52
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,320
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,032
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	102
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Series 2019 A, Rev., 5.00%, 6/1/2027	85	90
Total Ohio		62,972
Oklahoma — 0.2%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027	1,555	1,593
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025	140	141
Series 2023A, Rev., 5.00%, 6/1/2028	1,300	1,383
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	215	216
Series 2016 A, Rev., 5.00%, 6/1/2025	235	237
Series 2014A, Rev., 5.00%, 6/1/2026	405	407
Series 2016A, Rev., 5.00%, 6/1/2026	65	67
Series 2016 A, Rev., 5.00%, 6/1/2027	60	63
Series 2016 A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025	25	25
Oklahoma Municipal Power Authority, Power Supply System
Series A, Rev., 5.00%, 1/1/2025 (b)	85	85
Series B, Rev., 5.00%, 1/1/2025	75	75
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	68
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025	195	196
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026	250	254
Tulsa Public Facilities Authority, Rev., 5.00%, 6/1/2025	200	202
Total Oklahoma		5,068
Oregon — 0.1%
City of Portland Sewer System Series 2018 A, Rev., 5.00%, 5/1/2025	40	40
Clackamas and Washington Counties School District No. 3 Series 2015, GO, 5.00%, 6/15/2025 (b)	35	35
County of Washington Series 2016B, GO, 5.00%, 3/1/2025	20	20
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System, Rev., 5.00%, 3/1/2025 (d)	1,135	1,136
Marion County School District No. 103 Woodburn Series 2015, GO, 5.00%, 6/15/2025 (b)	615	622

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Oregon State Lottery
Series 2015 D, Rev., 5.00%, 4/1/2026	35	35
Series 2015C, Rev., 5.00%, 4/1/2026	30	30
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50	51
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026	200	209
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029	100	106
Total Oregon		2,315
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	92
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	81
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025	150	151
Series 2020B, Rev., 4.00%, 6/1/2025	210	211
Series 2020A, Rev., 5.00%, 6/1/2026	525	541
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (b)	60	60
City of Philadelphia
Series 2019B, GO, 5.00%, 2/1/2025	150	150
Series 2019 A, GO, 5.00%, 8/1/2025	95	96
Series 2021 A, GO, 5.00%, 5/1/2026	50	51
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Philadelphia Water and Wastewater
Series 2017, GO, AGM, 5.00%, 8/1/2027	55	58
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	311
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50	50
Series 2019B, Rev., 5.00%, 6/1/2027	365	384
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	310	313
Rev., 5.00%, 6/1/2027	485	508
Rev., 5.00%, 6/1/2028	1,745	1,860
Commonwealth of Pennsylvania Series 2018A, COP, 5.00%, 7/1/2027	405	427
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025	280	285
County of Armstrong, GO, AGM, 4.00%, 6/1/2025	240	241
County of Bucks Series 2017, GO, 5.00%, 6/1/2025	25	25
County of Chester Series 2014, GO, 5.00%, 1/15/2025	55	55
County of Indiana
GO, 3.00%, 12/15/2024	430	430
GO, 3.00%, 12/15/2025	250	250
GO, 3.00%, 12/15/2026	435	435
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,595	1,729
Erie City Water Authority Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	30	30

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	7,700	7,964
Series 2017 A-2, Rev., 5.00%, 2/15/2029	600	624
Series 2020 C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,083
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 0.80%, 12/2/2024 (d)	23,600	23,600
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Marple Newtown School District Series 2016, GO, 5.00%, 6/1/2025	75	76
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network
Series 2015A, Rev., 4.00%, 1/15/2025 (b)	40	40
Series 2015A, Rev., 5.25%, 1/15/2025 (b)	310	311
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	20	20
Series 2017A, Rev., 5.00%, 11/15/2026	65	68
Series 2016, Rev., 5.00%, 3/15/2027	55	57
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025	105	106
Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2025 (b)	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	100	101
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (b)	15	16
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (b)	5	5
Series AQ, Rev., 5.00%, 6/15/2025	15	15
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	35	37
Pennsylvania State University (The)
Series 2020 E, Rev., 5.00%, 3/1/2025	30	30
Series B, Rev., 5.00%, 9/1/2028	40	41
Pennsylvania Turnpike Commission
Series 2014, Rev., 5.00%, 12/1/2024	2,600	2,600
Series 2014A, Rev., 5.00%, 12/1/2024	735	735
Series 2014C, Rev., 5.00%, 12/1/2024	2,775	2,775
Series A-2, Rev., 5.00%, 12/1/2024	620	620
Series 2014A, Rev., 5.00%, 12/3/2024	300	300
Series 2014C, Rev., 5.00%, 12/3/2024	2,155	2,155
Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025	155	158
Series A-1, Rev., 5.00%, 12/1/2025	155	157
Series 2016, Rev., 5.00%, 6/1/2026	75	76
Series 2020B, Rev., 5.00%, 12/1/2026	400	417
Series 2021 C, Rev., 5.00%, 12/1/2026	100	104
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	103
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,410
Series 2016 B, Rev., 5.00%, 6/1/2029	75	77
Series 2017, Rev., 5.00%, 12/1/2029	50	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	26
Series B, Rev., 5.00%, 12/1/2028	485	504
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025	1,610	1,633
Series 2019, Rev., 5.00%, 10/1/2028	200	216
Series 2019, Rev., 5.00%, 10/1/2029	75	82
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	250	258
Series 14TH, Rev., 5.00%, 10/1/2029	25	26
School District of Philadelphia (The)
Series 2019 B, GO, 5.00%, 9/1/2026	1,000	1,032
Series 2019 A, GO, 5.00%, 9/1/2028	70	75
Series F, GO, 5.00%, 9/1/2028	5,000	5,146
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	175	176
Series 2017, Rev., 5.00%, 6/1/2027	80	84
Series 2017, Rev., 5.00%, 6/1/2029	20	21
Township of East Coventry
GO, 3.00%, 12/1/2025	345	344
GO, 3.00%, 12/1/2026	275	275
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	75	76
Wyalusing Area School District, GO, 3.00%, 4/1/2026	300	298
Total Pennsylvania		100,315
Rhode Island — 0.1%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,100	2,117
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	285	288
Series 2016B, Rev., 5.00%, 6/15/2027	90	93
Series 2020 A, Rev., 5.00%, 5/15/2028	280	300
Series 2016 B, Rev., 5.00%, 6/15/2029	70	72
Total Rhode Island		2,870
South Carolina — 0.6%
Berkeley County School District Series 2013, Rev., 5.00%, 12/1/2024	95	95
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/12/2024	20	20
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	5,800	5,818
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	186
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,301
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	125	125

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
Series 2015, Rev., 5.00%, 12/1/2025	275	277
Rev., 5.00%, 12/1/2027	80	81
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,450
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	445	445
Total South Carolina		11,823
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026	50	52
Tennessee — 0.6%
City of Chattanooga Electric Series A, Rev., 4.00%, 9/1/2029	1,750	1,759
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025	750	755
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	3,703	4,139
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	90	92
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., VRDO, 1.25%, 12/2/2024 (d)	5,655	5,655
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023 A, Rev., 5.00%, 7/1/2028	25	27
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027	300	310
State of Tennessee Series 2018 A, GO, 5.00%, 2/1/2025	25	25
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	359
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	100	102
Series A, Rev., 5.00%, 11/1/2026	65	68
Total Tennessee		13,316
Texas — 4.7%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	27
Alamo Community College District, Maintainance Tax
GO, 5.00%, 2/15/2025	40	40
GO, 5.00%, 2/15/2027	30	31
Allen Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	90	90
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,220	1,238
Arlington Independent School District, Unimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2027	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025	225	228
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,006
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	38
Birdville Independent School District, Unlimited Tax
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2025	85	85
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,710	1,716
Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	451
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026	300	311
Series 2016 J, Rev., 5.00%, 8/15/2026	25	26
Series 2016B, Rev., 5.00%, 8/15/2026	45	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2021 A, Rev., 5.00%, 8/15/2027	95	101
Canutillo Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 8/15/2025 (b)	940	945
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029	1,300	1,326
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	115	116
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,000	1,002
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	35	36
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (b)	25	25
Series 2022, Rev., 5.00%, 11/15/2026	300	313
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,087
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	50	52
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	296
City of Corpus Christi Series 2015, GO, 5.00%, 3/1/2025	100	100
City of Dallas
Series 2015, GO, 5.00%, 2/15/2025	155	156
Series 2019A, GO, 5.00%, 2/15/2025	85	85
Series 2017, GO, 5.00%, 2/15/2026	320	328
City of Denton Series 2019, GO, 5.00%, 2/15/2025	115	115
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	225	233
Series 2017, Rev., 5.00%, 12/1/2028	125	129
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	500	502
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025	165	166
Series 2015A, GO, 5.00%, 3/1/2026	45	45
Series 2016, GO, 5.00%, 3/1/2026	65	67
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2025	150	151
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	130	134
Series 2020A, Rev., 5.00%, 2/15/2027	165	173
City of Frisco
Series 2015A, GO, 5.00%, 2/15/2025	50	50
Series 2015A, GO, 5.00%, 2/15/2027	90	90
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	79
City of Georgetown, Utilities System Series 2022, Rev., AGM, 5.00%, 8/15/2027	70	74
City of Houston
Series 2019 A, GO, 5.00%, 3/1/2025	80	80
Series 2017 A, GO, 5.00%, 3/1/2026	30	31
Series 2017 A, GO, 5.00%, 3/1/2028	265	277
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	69
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2025	300	306
Series 2016 B, Rev., 5.00%, 11/15/2025	550	561
Series 2018 D, Rev., 5.00%, 11/15/2025	20	20

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	75	76
Series 2020B, Rev., 5.00%, 7/1/2027	25	26
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	32
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000	1,044
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
Series 2015D, Rev., 5.00%, 11/15/2027	1,015	1,031
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025	135	136
Series 2019A, GO, 5.00%, 3/1/2027	105	110
City of Lubbock Series 2016, GO, 5.00%, 2/15/2025	50	50
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	257
Series 2018, Rev., 5.00%, 4/15/2027	480	503
City of Port Arthur, Combination Tax, Certificates of Obligation Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	402
City of San Antonio
Series 2015, GO, 5.00%, 2/1/2025 (b)	65	65
GO, 5.00%, 2/1/2027	2,000	2,096
Series 2015, GO, 5.00%, 2/1/2027	35	35
City of San Antonio Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2025	25	25
Series 2016, Rev., 5.00%, 2/1/2025	20	20
Series 2016, Rev., 5.00%, 2/1/2025 (b)	30	30
Series 2022, Rev., 5.00%, 2/1/2025	230	231
Series 2016, Rev., 5.00%, 2/1/2026	30	31
Series 2017, Rev., 5.00%, 2/1/2026	55	56
Series 2018 A, Rev., 5.00%, 2/1/2026	565	579
Series 2016, Rev., 5.00%, 2/1/2027	1,925	1,992
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,105
City of San Antonio, Combination Tax
GO, 5.00%, 2/1/2025	1,750	1,756
GO, 5.00%, 2/1/2029	1,125	1,224
City of San Antonio, Electric and Gas Systems
Series 2012, Rev., 5.25%, 2/1/2025	1,085	1,089
Series 2018, Rev., 5.00%, 2/1/2027	360	377
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027	80	85
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	75	76
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 12/15/2024	50	50
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Conroe Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 4.00%, 12/23/2024	80	80
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029	985	1,078

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	92
Series A, GO, 5.00%, 3/1/2028	95	97
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	951
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	20	21
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Harris, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026	30	31
County of Harris, Toll Road, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2029	1,145	1,184
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Hays, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025 (b)	150	151
County of Kaufman, Limited Tax Series 2020A, GO, 5.00%, 2/15/2025	130	130
County of Kaufman, Unlimited Tax, GO, 5.00%, 2/15/2025	255	256
County of Williamson Series 2020, GO, 5.00%, 2/15/2025	35	35
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	175	176
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (b)	200	205
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	425	426
Series 2016, GO, 5.00%, 2/15/2028	300	318
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,074
Series 2021B, Rev., 5.00%, 11/1/2026	35	36
Series 2020 A, Rev., 5.00%, 11/1/2027	20	21
Series 2020 B, Rev., 5.00%, 11/1/2027	25	27
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,062
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,353
Dallas Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	200	200
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	140	141
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Denton County Housing Finance Corp., Multi Family Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (d)	300	301
Denton Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	220	220
Duncanville Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	255	256
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	185	187
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	229
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Worth Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025	110	110
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,576
Goose Creek Consolidated Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	205	206
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/2/2024	140	140
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	1,345	1,393
Series 2019 A, Rev., 5.00%, 12/1/2027	20	21
Housing Options, Inc., Multi Family Housing Estelle Village Apartments Project Series 2022, Rev., 3.90%, 2/1/2025 (d)	1,000	1,000

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Humble Independent School District
Series B, GO, PSF-GTD, 5.00%, 2/15/2025	40	40
Series 2016 C, GO, 5.00%, 2/15/2026	55	56
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Irving Independent School District, Unlimited Tax Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2025	75	75
Judson Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025	65	65
Katy Independent School District
Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	246
Series A, GO, PSF-GTD, 5.00%, 2/15/2027	50	50
Keller Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	160	160
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	100
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	325	326
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,004
Killeen Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	130	130
La Porte Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025	50	50
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	60	62
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	856
Lone Star College System, Limited Tax
Series 2021 A, GO, 5.00%, 2/15/2025	50	50
Series B, GO, 5.00%, 2/15/2025	200	201
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	20	22
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	245	247
Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	918
Series 2019, Rev., 5.00%, 5/15/2027	245	258
Series 2021, Rev., 5.00%, 5/15/2027	75	79
Series 2022, Rev., 5.00%, 5/15/2027	85	90
Series 2023, Rev., AGM, 5.00%, 5/15/2027	20	21
Series 2023A, Rev., AGM, 5.00%, 5/15/2027	60	63
Series 2019, Rev., 5.00%, 5/15/2028	80	86
Series 2022, Rev., 5.00%, 5/15/2028	225	241
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028	255	264
Mansfield Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	240	240
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029	1,000	1,079
Mission Economic Development Corp., Republic Services, Inc., Project, Rev., AMT, 4.25%, 2/3/2025 (d)	3,500	3,502
Montgomery Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	250	251
Navasota Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	785	788
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,836
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 2.25%, 1/1/2025	315	314
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	130	130
Series 2016, Rev., 5.00%, 12/15/2027	75	78
Series 2016, Rev., 5.00%, 12/15/2028	505	524
Series 2016, Rev., 5.00%, 12/15/2029	190	197

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
North Texas Tollway Authority
Series 2015 B, Rev., 5.00%, 1/1/2025	75	75
Series 2016 A, Rev., 5.00%, 1/1/2028	30	31
North Texas Tollway Authority, First Tier
Series 2015 B, Rev., 5.00%, 1/1/2025	25	25
Series 2016A, Rev., 5.00%, 1/1/2025	185	185
Series A, Rev., 5.00%, 1/1/2025	530	531
Series A, Rev., 5.00%, 1/1/2028	200	204
North Texas Tollway Authority, Second Tier
Series 2015A, Rev., 5.00%, 1/1/2025	50	50
Series 2021B, Rev., 5.00%, 1/1/2025	250	250
Series 2020 C, Rev., 5.00%, 1/1/2026	75	77
Series B, Rev., 5.00%, 1/1/2027	295	300
Series B, Rev., 5.00%, 1/1/2029	20	20
Northwest Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	55	55
Pecos Barstow Toyah Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	50	50
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026	95	96
Series 2017 A, Rev., 5.00%, 7/1/2027	80	85
Pharr San Juan Alamo Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025 (b)	930	933
Plano Independent School District Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	25	26
Port Arthur Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	30	30
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	110	110
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2025	120	121
Series 2021 A, Rev., 5.00%, 5/15/2025	20	20
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016 A, Rev., 5.00%, 10/1/2026	325	338
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2029	500	546
State of Texas, Transportation Commission Mobility Fund
Series A, GO, 5.00%, 12/27/2024	190	190
Series 2016 A, GO, 5.00%, 4/1/2025	25	25
Series 2024, GO, 5.00%, 10/1/2027	2,535	2,699
Series 2015-A, GO, 5.00%, 10/1/2028	1,000	1,015
Series 2024, GO, 5.00%, 10/1/2028	4,000	4,346
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.25%, 12/10/2024 (d)	9,535	9,535
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.25%, 12/10/2024 (d)	4,575	4,575
State of Texas, Water Financial Assistance Series 2021 B, GO, 4.00%, 8/1/2029	410	412
State of Washington, Transportation Commission Series 2014, GO, 5.00%, 12/27/2024	535	536
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	109
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Tarrant Regional, Water Control and Improvement District, Water System, Rev., 5.00%, 3/1/2025	50	50
Texas Department of Transportation State Highway Fund, First Tier
Series 2024, Rev., 5.00%, 4/1/2025	90	91
Series 2008, Rev., 5.25%, 4/1/2025	35	35
Series 2015, Rev., 5.00%, 10/1/2026	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,409

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	385	414
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026	100	103
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026	110	113
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	90	93
Texas Water Development Board, State Water Implementation Fund
Series 2017 A, Rev., 5.00%, 4/15/2025	50	50
Series 2018 B, Rev., 5.00%, 4/15/2025	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025	310	312
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025	300	301
GO, 4.00%, 5/1/2026	280	283
Trinity River Authority Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	35	36
Series 2019, Rev., 5.00%, 8/1/2026	100	104
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	285	292
University of Houston
Series 2017 C, Rev., 5.00%, 2/15/2025	50	50
Series 2017A, Rev., 5.00%, 2/15/2025	50	50
Series 2016 A, Rev., 4.00%, 2/15/2026	20	20
Series 2020 A, Rev., 5.00%, 2/15/2026	100	103
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017 C, Rev., 5.00%, 2/15/2028	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025	350	352
Series 2017 A, Rev., 5.00%, 4/15/2028	125	132
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025	1,000	1,012
Total Texas		99,552
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	26
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	204
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026	75	78
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025	125	124
Utah Transit Authority Series 2015 A, Rev., 5.00%, 6/15/2025 (b)	2,000	2,022
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025	400	404
Total Utah		2,858
Virginia — 5.2%
City of Harrisonburg Series 2021 A, GO, 5.00%, 7/15/2025	175	177
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	73
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027	30	32
Embrey Mill Community Development Authority, 5.60%, 3/1/2025 (b)	1,110	1,116
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.88%, 12/10/2024 (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	1,500	1,529

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	3,515	3,623
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017 B, Rev., VRDO, LOC : Truist Bank, 0.75%, 12/2/2024 (d)	20,000	20,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 2.92%, 12/10/2024 (d)	30,000	30,000
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2015 D, Rev., 5.00%, 2/1/2025	70	70
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	750	752
Series 2015A, Rev., 5.00%, 2/1/2025	25	25
Series 2017 E, Rev., 5.00%, 2/1/2025	165	166
Series 2018 A, Rev., 5.00%, 2/1/2025	50	50
Series 2019A, Rev., 5.00%, 2/1/2025	20	20
Series 2020 A, Rev., 5.00%, 2/1/2025	55	55
Series A, Rev., 5.00%, 2/1/2025	20	20
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026	260	267
Series A, Rev., 5.00%, 2/1/2026	125	128
Series 2020 A, Rev., 5.00%, 2/1/2027	30	31
Series 2017 A, Rev., 5.00%, 9/1/2027	50	53
Virginia Commonwealth Transportation Board, Capital Projects
Series 2016, Rev., 5.00%, 5/15/2025	20	20
Series 2024, Rev., 5.00%, 5/15/2025	20	20
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	797
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	859
Series 2020 B, Rev., 5.00%, 8/1/2027	25	27
Virginia Public School Authority Series XI, Rev., 5.00%, 4/15/2025	50	50
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (d)	3,350	3,353
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	22,025
Total Virginia		111,531
Washington — 2.1%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025	25	26
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	8,850	8,800
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	945	964
City of Seattle Municipal Light and Power
Series 2016B, Rev., 5.00%, 4/1/2025	45	45
Series 2018 A, Rev., 5.00%, 1/1/2026	185	189
Series 2019 B, Rev., 5.00%, 2/1/2026	70	72
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027	1,600	1,673
Series 2024, Rev., 5.00%, 1/1/2030	875	966
County of King Sewer Series 2016 B, Rev., 5.00%, 7/1/2025	40	41

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026	2,420	2,505
Series 2017-A, Rev., 5.00%, 7/1/2027	250	264
Series 2020 A, Rev., 5.00%, 7/1/2027	60	63
Series 2024 B, Rev., 5.00%, 7/1/2027	1,000	1,057
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,604
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,000	1,020
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	1,125	1,148
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2025	35	36
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	41
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2025	55	55
Series 2016, Rev., 5.00%, 2/1/2026	55	56
Series 2022A, Rev., 5.00%, 8/1/2026	60	62
Series 2016, Rev., 5.00%, 2/1/2027	465	475
Series A, Rev., 5.00%, 5/1/2027	45	47
Series 2022A, Rev., 5.00%, 8/1/2027	250	265
Rev., 5.00%, 2/1/2028	140	143
Series 2022A, Rev., 5.00%, 8/1/2028	145	156
Series 2016, Rev., 5.00%, 2/1/2029	155	158
State of Washington Motor Vehicle Fuel Tax
Series R-2015B, GO, 5.00%, 12/14/2024	140	140
Series R-2021A, GO, 5.00%, 6/1/2027	125	132
State of Washington, Various Purpose
Series 2015B, GO, 5.00%, 2/1/2025	800	803
Series 2016C, GO, 5.00%, 2/1/2025	20	20
Series 2019 C, GO, 5.00%, 2/1/2025	50	50
Series R-2018C, GO, 5.00%, 8/1/2026	50	52
Series 2020C, GO, 5.00%, 2/1/2027	30	32
Series 2021 C, GO, 5.00%, 2/1/2027	30	31
Series 2024 C, GO, 5.00%, 2/1/2027	1,320	1,385
Series 2018 A, GO, 5.00%, 8/1/2027	40	42
Series 2020A, GO, 5.00%, 8/1/2027	85	90
Series R-2017A, GO, 5.00%, 8/1/2027	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027	135	143
Series 2016 B, GO, 5.00%, 7/1/2029	4,375	4,469
University of Washington Series 2020C, Rev., 5.00%, 4/1/2025 (b)	20	20
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.26%, 12/5/2024 (c)	10,600	10,606
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	25	25
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 5.00%, 3/1/2026	185	186
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (f)	1,800	1,834
Total Washington		44,079
West Virginia — 0.3%
Berkeley County Board of Education, GO, 5.00%, 5/1/2025	360	363

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — continued
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	127
Series 2017A, Rev., 5.00%, 9/1/2028	375	396
Series 2017A, Rev., 5.00%, 9/1/2029	30	32
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	626
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,493
Total West Virginia		7,057
Wisconsin — 1.3%
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025	100	100
City of Stevens Point Series 2024 A, GO, 5.00%, 2/1/2025 (e)	1,800	1,805
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	428
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	123
State of Wisconsin
Series 2016A, GO, 5.00%, 5/1/2025 (b)	2,180	2,197
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2017 B, GO, 5.00%, 5/1/2025 (b)	85	86
Series 2016-2, GO, 5.00%, 11/1/2026	30	31
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	350	354
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-4, Rev., 5.00%, 1/29/2025 (d)	1,695	1,699
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027	515	530
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016A, Rev., 5.00%, 11/15/2026	350	361
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 0.80%, 12/2/2024 (d)	20,000	20,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025	220	220
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	145	145
Total Wisconsin		28,104
Total Municipal Bonds (Cost $1,957,153)		1,957,421

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.2%
Investment Companies — 7.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (g) (h) (Cost $152,690)	152,682	152,697
Total Investments — 99.2% (Cost $2,109,843)		2,110,118
Other Assets in Excess of Liabilities — 0.8%		16,857
NET ASSETS — 100.0%		2,126,975

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,957,421	$—	$1,957,421
Short-Term Investments
Investment Companies	152,697	—	—	152,697
Total Investments in Securities	$152,697	$1,957,421	$—	$2,110,118

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$50,713	$1,643,944	$1,541,966	$4	$2	$152,697	152,682	$4,229	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.